Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares or Principal Amounts		Value
Common Stocks – 97.6%
Aerospace & Defense – 3.8%
CAE Inc	905,686	$14,692,210
Safran SA*	297,902	29,797,327
		44,489,537
Banks – 7.7%
BNP Paribas SA*	810,696	32,135,820
China Construction Bank Corp	43,841,000	35,427,935
Erste Group Bank AG*	272,927	6,413,016
HDFC Bank Ltd	789,232	11,250,943
Permanent TSB Group Holdings PLC*	7,893,218	4,430,572
		89,658,286
Beverages – 8.5%
Asahi Group Holdings Ltd	377,500	13,226,884
Diageo PLC	1,308,237	43,418,402
Heineken NV	452,561	41,673,717
		98,319,003
Biotechnology – 0.8%
Ascendis Pharma A/S (ADR)*	65,790	9,730,341
Building Products – 2.1%
Daikin Industries Ltd	155,100	24,944,505
Consumer Finance – 1.8%
Nexi SpA (144A)*	1,179,046	20,365,742
Electronic Equipment, Instruments & Components – 1.7%
Hexagon AB*	342,159	19,949,887
Entertainment – 1.9%
Nexon Co Ltd	966,700	21,836,654
Hotels, Restaurants & Leisure – 3.0%
GVC Holdings PLC	3,827,832	35,066,485
Household Durables – 2.7%
Sony Corp	462,600	31,683,863
Insurance – 12.7%
AIA Group Ltd	5,868,800	54,622,732
Beazley PLC	3,777,997	19,171,244
Intact Financial Corp	169,497	16,134,306
NN Group NV	1,039,471	34,855,789
Prudential PLC	1,511,217	22,754,676
		147,538,747
Interactive Media & Services – 6.5%
Tencent Holdings Ltd	1,167,400	74,988,482
Internet & Direct Marketing Retail – 4.9%
Alibaba Group Holding Ltd (ADR)*	263,074	56,745,062
Metals & Mining – 7.1%
Antofagasta PLC	1,538,520	17,839,651
Hindustan Zinc Ltd	8,149,485	21,169,880
Rio Tinto Ltd	376,813	25,543,544
Teck Resources Ltd	1,658,999	17,379,524
		81,932,599
Oil, Gas & Consumable Fuels – 4.0%
Canadian Natural Resources Ltd	1,230,610	21,449,532
TOTAL SA#	643,250	24,499,094
		45,948,626
Pharmaceuticals – 9.4%
AstraZeneca PLC	378,592	39,460,455
Novartis AG	287,107	24,953,502
Takeda Pharmaceutical Co Ltd	1,236,576	44,140,344
		108,554,301
Road & Rail – 1.1%
Container Corp Of India Ltd	2,284,624	12,755,655
Semiconductor & Semiconductor Equipment – 8.3%
ASML Holding NV	159,401	58,428,079
Taiwan Semiconductor Manufacturing Co Ltd	3,553,000	37,610,100
		96,038,179
Specialty Retail – 1.3%
Industria de Diseno Textil SA	574,865	15,197,740
Technology Hardware, Storage & Peripherals – 3.0%
Samsung Electronics Co Ltd	793,489	35,176,139
Textiles, Apparel & Luxury Goods – 1.4%
Samsonite International SA (144A)*	16,438,800	16,682,625

Shares or Principal Amounts		Value
Common Stocks – (continued)
Trading Companies & Distributors – 3.9%
Ferguson PLC	554,863	$45,383,067
Total Common Stocks (cost $993,954,954)		1,132,985,525
Investment Companies – 2.3%
Money Markets – 2.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº,£ (cost $26,425,550)	26,422,640	26,425,282
Investments Purchased with Cash Collateral from Securities Lending – 1.4%
Investment Companies – 1.1%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº,£	13,643,520	13,643,520
Time Deposits – 0.3%
Royal Bank of Canada, 0.0900%, 7/1/20	$3,410,880	3,410,880
Total Investments Purchased with Cash Collateral from Securities Lending (cost $17,054,400)		17,054,400
Total Investments (total cost $1,037,434,904) – 101.3%		1,176,465,207
Liabilities, net of Cash, Receivables and Other Assets – (1.3)%		(15,643,257)
Net Assets – 100%		$1,160,821,950

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$177,710,913	15.1%
China	167,161,479	14.2
Japan	135,832,250	11.5
Netherlands	134,957,585	11.5
United States	88,862,749	7.6
France	86,432,241	7.4
Hong Kong	71,305,357	6.1
Canada	69,655,572	5.9
India	45,176,478	3.8
Taiwan	37,610,100	3.2
South Korea	35,176,139	3.0
Australia	25,543,544	2.2
Switzerland	24,953,502	2.1
Italy	20,365,742	1.7
Sweden	19,949,887	1.7
Spain	15,197,740	1.3
Denmark	9,730,341	0.8
Austria	6,413,016	0.5
Ireland	4,430,572	0.4

Total	$1,176,465,207	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/20
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	$235,044	$(1,962)	$(268)	$26,425,282
Investments Purchased with Cash Collateral from Securities Lending - 1.1%
Investment Companies - 1.1%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	135,384∆	-	-	13,643,520
Total Affiliated Investments - 3.4%	$370,428	$(1,962)	$(268)	$40,068,802

	Value at 9/30/19	Purchases	Sales Proceeds	Value at 6/30/20
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	36,334,123	154,286,891	(164,193,502)	26,425,282
Investments Purchased with Cash Collateral from Securities Lending - 1.1%
Investment Companies - 1.1%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	-	41,023,444	(27,379,924)	13,643,520

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2020 is $37,048,367, which represents 3.2% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2020.

#	Loaned security; a portion of the security is on loan at June 30, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$14,692,210	$29,797,327	$-
Biotechnology	9,730,341	-	-
Insurance	16,134,306	131,404,441	-
Internet & Direct Marketing Retail	56,745,062	-	-
Metals & Mining	17,379,524	64,553,075	-
Oil, Gas & Consumable Fuels	21,449,532	24,499,094	-
All Other	-	746,600,613	-
Investment Companies	-	26,425,282	-
Investments Purchased with Cash Collateral from Securities Lending	-	17,054,400	-
Total Assets	$136,130,975	$1,040,334,232	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.